Employee Compensation and Benefits (Tables)	12 Months Ended
Mar. 31, 2025
Retirement Benefits [Abstract]
Schedule of defined benefit plans

	Year Ended March 31,
	2025	2024
Changes in employee benefit plan obligations
Projected benefit obligation at the beginning of the year	$1,906	$1,357
Interest cost	158	98
Service cost	544	449
Actuarial gains	192	68
Benefits paid directly by employers	(206)	(47)
Effect of exchange rate fluctuation	(49)	(19)
Projected employee benefit plan at the end of the year	$2,545	$1,906

Amounts recognized in the Consolidated Balance Sheets
Recorded in accrued compensation and related benefits, current	(371)	(203)
Recorded in other liabilities	(2,174)	(1,701)
Total project benefit obligation	$(2,545)	$(1,904)

Schedule of accumulated other comprehensive income

	Year Ended March 31,
	2025	2024
Net actuarial loss	$621	$501
Deferred tax	(161)	(126)
Total	$460	$375

Schedule of other comprehensive income /(loss)

	Year Ended March 31,
	2025	2024
Net actuarial (loss) / gain	$(192)	$(68)
Amortization of net actuarial (loss) / gain	72	85
Deferred tax benefit / (expense)	35	(5)
Unrecognized actuarial (loss) / gain on defined employee benefit plan obligations	$(85)	$12

Schedule of net defined benefit plan costs

	Year Ended March 31,
	2025	2024
Service costs	$544	$449
Interest costs	158	98
Amortization of net actuarial loss	72	85
Net defined benefit plan costs	$774	$632

Schedule of weighted average assumptions used to determine benefit obligations

	Year Ended March 31,
	2025	2024
Discount rate per annum	8.28% - 9.10%	8.28%
Rate of compensation increase per annum	7.00% - 10.00%	10.00%
Rate of employee turnover per annum	20.00%	20.00%

Schedule of expected benefit payments

Expected benefit payments during	As of March 31, 2025
Year 1	260
Year 2	349
Year 3	440
Year 4	490
Year 5	563
Year 6 to Year 10	2,618